Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ 4,367	₩ (612)
Consolidated statements of profit or loss	(229,545)	(72,124)	₩ (199,527)
Other comprehensive income	4,948	77,103
Ending	(220,230)	4,367	(612)
Deferred tax liabilities derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(843)
Consolidated statements of profit or loss	(18,326)
Other comprehensive income	(1,400)
Ending	(20,569)	(843)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(181,564)	(108,191)
Consolidated statements of profit or loss	(68,166)	(64,553)
Other comprehensive income	9,097	(8,820)
Ending	(240,663)	(181,564)	(108,191)
Deferred tax liabilities depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(4,175)	(11,606)
Consolidated statements of profit or loss	(84,413)	7,431
Ending	(88,588)	(4,175)	(11,606)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(311,918)	(313,121)
Consolidated statements of profit or loss	(27,087)	1,203
Ending	(339,005)	(311,918)	(313,121)
Deferred tax liabilities deposits for severance benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(521,257)	(496,853)
Consolidated statements of profit or loss	(17,340)	(26,419)
Other comprehensive income	(331)	2,015
Ending	(538,928)	(521,257)	(496,853)
Deferred tax liabilities accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,753)	(1,541)
Consolidated statements of profit or loss	598	(212)
Ending	(1,155)	(1,753)	(1,541)
Deferred tax liabilities reserve for technology and human resource development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(204)	(204)
Ending	(204)	(204)	(204)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(469,353)	(523,150)
Consolidated statements of profit or loss	(132,256)	53,797
Other comprehensive income	(178)
Ending	(601,787)	(469,353)	(523,150)
Deferred tax derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		(10,898)
Consolidated statements of profit or loss		10,055
Ending			(10,898)
Deferred tax assets provision for impairment or trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	89,065	84,071
Consolidated statements of profit or loss	5,343	4,994
Ending	94,408	89,065	84,071
Deferred tax assets inventory valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(236)	23
Consolidated statements of profit or loss	236	(259)
Ending	0	(236)	23
Deferred tax assets contribution for construction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	16,400	16,154
Consolidated statements of profit or loss	(1,376)	246
Ending	15,024	16,400	16,154
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	34,022	32,824
Consolidated statements of profit or loss	951	1,198
Ending	34,973	34,022	32,824
Deferred tax assets property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	226,960	228,655
Consolidated statements of profit or loss	(1,139)	(1,695)
Ending	225,821	226,960	228,655
Deferred Tax assets assets retirement obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	28,133	29,016
Consolidated statements of profit or loss	333	(883)
Ending	28,466	28,133	29,016
Deferred tax assets withholding of facilities expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	5,747	6,183
Consolidated statements of profit or loss	(446)	(436)
Ending	5,301	5,747	6,183
Deferred tax assets deduction of installment receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	28	48
Consolidated statements of profit or loss	(7)	(20)
Ending	21	28	48
Deferred tax assets gain or loss foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	138	20,677
Consolidated statements of profit or loss	18,417	(20,539)
Ending	18,555	138	20,677
Deferred tax assets deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	43,030	35,800
Consolidated statements of profit or loss	18,287	7,230
Ending	61,317	43,030	35,800
Deferred tax assets real-estate sales [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	0	13,685
Consolidated statements of profit or loss		(13,685)
Ending		0	13,685
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	585,587	708,437
Consolidated statements of profit or loss	83,852	(123,798)
Other comprehensive income		948
Ending	669,439	585,587	708,437
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,891,262	1,905,480
Consolidated statements of profit or loss	145,372	(20,492)
Other comprehensive income	(18,609)	6,274
Ending	2,018,025	1,891,262	1,905,480
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	598,364	569,471
Consolidated statements of profit or loss	(8,663)	13,707
Other comprehensive income	(18,365)	15,186
Ending	571,336	598,364	569,471
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	144,931	128,245
Consolidated statements of profit or loss	(10,514)	16,686
Ending	134,417	144,931	128,245
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(166,544)	(53,750)
Consolidated statements of profit or loss	(50,103)	(112,794)
Ending	(216,647)	(166,544)	(53,750)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(627)	(323)
Consolidated statements of profit or loss	291	(304)
Ending	(336)	(627)	(323)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(30,623)	(103,837)
Consolidated statements of profit or loss	(33,267)	(4,420)
Other comprehensive income	16,369	77,634
Ending	(47,521)	(30,623)	(103,837)
Deferred tax assets unsettled expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	136,078	160,436
Consolidated statements of profit or loss	31,826	(24,358)
Ending	167,904	136,078	160,436
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(140,564)	(128,857)
Consolidated statements of profit or loss	(219,031)	(88,810)
Other comprehensive income	4,948	77,103
Ending	(354,647)	(140,564)	(128,857)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,031,826)	(2,034,337)
Consolidated statements of profit or loss	(364,403)	(68,318)
Other comprehensive income	23,557	70,829
Ending	(2,372,672)	(2,031,826)	(2,034,337)
Deferred Tax Liabilities Contract Cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(342,965)	(410,863)
Consolidated statements of profit or loss	65,695	67,898
Ending	(277,270)	(342,965)	₩ (410,863)
Deferred Tax Assets Derivative instrument [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	30,482
Consolidated statements of profit or loss	8,085	40,342
Other comprehensive income	(244)	(9,860)
Ending	38,323	30,482
Deferred Tax Assets Contract Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	97,464
Consolidated statements of profit or loss	(10,327)	97,464
Ending	87,137	₩ 97,464
Deferred tax Liabilities inventory valuation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Consolidated statements of profit or loss	(29)
Ending	₩ (29)